UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21836

Giant 5 Funds
(Exact name of registrant as specified in charter)

128 South Tejon, Suite 150
               Colorado Springs, CO 80903_______
 (Address of principal executive offices)

Michael G. Willis
The Willis Group
128 South Tejon, Suite 150
               Colorado Springs, CO 80903________
(Name and address of agent for service)

Registrant's telephone number, including area code: (719) 884-7500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Giant 5 Funds
Investor Shares

Semi-Annual Report
September 30, 2009

Giant 5 Total Investment System (FIVEX)
20+ Underlying Mutual Funds
Giant 5 Total Index System (INDEX)
20+ Underlying Index Funds and ETFs

Invest in the Essentials
Invest for Life™

Investors should carefully read and consider the Funds’ investment objectives, risks, charges and expenses before investing or sending money.  This and other important information is contained in the Prospectus, which can be obtained by calling 1-888-5Giant5 (1-888-544-2685) or downloaded on www.Giant5.com. Funds distributed by UMB Distribution Services, LLC.

Semi-Annual Report
Table of Contents	September 30, 2009 (Unaudited)

Letter to Shareholders	2

Giant 5 Total Investment System
Schedule of Portfolio Investments	3
Financial Statements	4
Financial Highlights	6

Giant 5 Total Index System
Schedule of Portfolio Investments	7
Financial Statements	8
Financial Highlights	10

Notes to the Financial Statements	11
Supplemental Information	17

Statement Regarding Availability of Quarterly Portfolio Schedule. (Unaudited)

The Giant 5 Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Statement Regarding Availability of Proxy Voting Policies and Procedures and Proxy Voting Record. (Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-788-5680 or on the Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is also available at the SEC’s website at http://www.sec.gov.

October 2009

Dear Shareholders,

In 2008 we faced some of the worst financial markets in living memory.  Although Wall Street certainly played a role in its own demise, we believe the financial collapse of 2008 is evidence of a much larger macro-trend of global transformation.  The new global economy and rapid advancements in technology are changing the fundamentals of investing at a rate the industry has never seen before.  Many of the old leaders on Wall Street may be replaced by new leaders because they do not recognize or cannot respond quickly enough to this change.

During the past two quarters of 2009, we have seen a strong positive reversal across the board in most markets.  Oil prices (Energy) have more than doubled from their February lows.  Gold has reached new highs and now trades above $1,000 per ounce (Raw Materials).  The stock market, measured by the Dow Jones Industrial Average, reached 10,000 after trading down to 6,500 during the first quarter of this year (Capital Markets).

Four years ago Giant 5 Funds came to Wall Street to offer Investors a one-step, total investment system which globally diversifies investment portfolios into equal holdings of 5 Essential Themes:  Energy, Real Estate, Raw Materials, Capital Markets, and Bonds.  We believe these 5 Themes make up the foundations of the global investment world and should be held at all times.

Our investment process, Consumption-Based Fundamental Asset Allocation (CFAA), introduces a new generation of asset management methodologies which use fundamental attributes of the Investor, not the investment, as the primary determinant for all asset allocation decisions. Our “Invest Where You Spend” strategy is designed to invest in the areas our Investors spend the majority of their money. By designing the portfolio around Investor spending, our goal is to give Investors the capability to meet their future spending needs, which we believe is the primary purpose of investing.

Since the Funds’ inception, we have seen sharp moves by the market in both directions.  This type of volatility underscores the benefits of having a portfolio that is globally diversified across many markets.  Since the market lows of February and March 2009, our portfolios have recovered faster than many of the broad markets.  Both of our Funds have decisively outperformed their benchmark, the S&P 500® Index for the year-to-date, 1-Year and since inception periods as of October 31, 2009 (see performance chart below).  I attribute our solid returns to the strong growth in the prices of the general commodities people purchase every day (Energy and Raw Materials) which we overweight compared to other broad market indexes.  Approximately 20% of the portfolios are invested in bonds, which have lagged in performance compared to the other four themes in our portfolios since the market lows we saw during the first quarter.

Looking forward, I believe we are headed into a strong inflationary cycle and that beating inflation will be one of the biggest obstacles Investors will face during the next decade.  Because our strategy is based on global spending patterns, I believe we are well-positioned to reduce this threat for our shareholders.

Thank you for your continued trust as shareholders of Giant 5 Funds.  We appreciate each of our Investors and will continue to strive to place you first in all that we do.

Invest in the Essentials.  Invest for Life.

Michael G. Willis
President

Performance as of October 31, 2009	YTD	1-Year	Since Inception (May 1, 2006)
Giant 5 Total Investment System (FIVEX)	+29.68%	+24.85%	-1.12%
Giant 5 Total Index System (INDEX)	+24.07%	+20.84%	-2.98%
S&P 500 Index	+17.05%	+9.80%	-4.44%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-5GIANT5. Total Annual Fund Operating Expenses of the Giant 5 Total Investment System and Giant 5 Total Index System were 2.78% and 2.17%, respectively.  Total Annual Fund Operating Expenses are reflective of information quoted in the Funds’ Prospectus dated July 29, 2009 and may differ from the expense ratios disclosed in this report.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing.  For a prospectus, which contains this and other information about the Giant 5 Funds, call 1-888-5GIANT5.

The Standard & Poor® 500 Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges.  It is not possible to invest in an index.

Giant 5 Funds are distributed by UMB Distribution Services, LLC., located at 803 W. Michigan St., Milwaukee, WI 53233

Giant 5 Total Investment System
Schedule of Portfolio Investments	September 30, 2009 (Unaudited)

	Shares or
	Principal
Security Description	Amount	Value

INVESTMENT COMPANIES - 99.8%

BlackRock Energy &
Resources Portfolio, Class I*	405	$13,198
Cohen & Steers Asia Pacific
Realty Shares, Inc., Class I	73,268	682,121
E.I.I. International Property
Fund, Class I	90,499	1,406,351
Fidelity Select Materials Portfolio	58,877	2,931,497
First American Real Estate
Securities Fund, Class Y	97,418	1,282,991
First Eagle Global Fund, Class I	23,132	922,040
First Eagle Overseas Fund, Class I	43,649	882,154
Franklin Mutual European Fund, Class Z	10,890	223,021
ICON Materials Fund	109,198	975,135
Ivy Global Natural Resources
Fund, Class I	1,597	27,701
JPMorgan Small Cap Equity
Fund, Class S	1,000	29,460
Matthews China Fund	44,661	1,020,509
Matthews India Fund	21,815	324,607
Metzler/Payden European
Emerging Markets Fund	11,823	282,809
Morgan Stanley Institutional
Fund, Inc., International Real
Estate Portfolio, Class I*	23,506	429,932
Morgan Stanley Institutional
Fund, Inc., U.S. Real Estate
Portfolio, Class I	7,474	77,882
Oppenheimer International
Bond Fund, Class Y	80,031	523,401
T. Rowe Price Latin America Fund	3,272	140,146
U.S. Global Investors Funds,
Eastern European Fund*	13,213	110,330
Vanguard Energy Fund, Admiral Shares	33,396	3,617,416
Vanguard Inflation-Protected
Securities Fund, Admiral Shares	84,463	2,078,627
Total Investment Companies
(Cost $17,834,521)		17,981,328

SHORT-TERM INVESTMENTS - 0.4%
Fidelity Institutional Treasury Portfolio,
Class I, 0.031%, 10/1/2009(a)	$67,158	$67,158
Total Short-Term Investments
(Cost $67,158)		67,158
Total Investments - 100.2%
(Cost $17,901,679)		18,048,486
Other Liabilities in
Excess of Assets - (0.2)%		(35,353)
NET ASSETS -100.0%		$18,013,133

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2009.

Giant 5 Total Investment System
Sector Breakdown
(Based on Total Investments) (Unaudited)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)

Assets:
Investment securities at market value
(cost $17,901,679)	$18,048,486
Interest and dividends receivable	1,733
Prepaid expenses	15,559
Total Assets	18,065,778

Liabilities:
Payable for fund shares redeemed	5,000
Payable to Investment Adviser	9,794
Payable for 12b-1 fees	2,485
Other payables	35,366
Total Liabilities	52,645

Net Assets	$18,013,133

Net assets consist of:
Paid-in capital	$24,226,296
Undistributed net investment loss	(112,762)
Accumulated undistributed net realized losses	(6,247,208)
Net unrealized appreciation on investments	146,807

Net Assets	$18,013,133

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,458,107

Net Asset Value, Offering Price
and Redemption Price Per Share	$12.35

STATEMENT OF OPERATIONS
For the period ended September 30, 2009 (Unaudited)

Investment Income:
Dividends	$52,035
Interest income	128
Total Investment Income	52,163

Expenses:
Investment advisory fees	54,058
Fund administration fees	28,596
Transfer Agency fees	25,076
12b-1 fees	13,716
Blue Sky fees	9,500
Audit fees	8,023
Legal fees	6,017
Custody fees	5,580
Insurance	4,988
Printing fees	3,259
CCO fees	2,722
Pricing fees	1,205
Directors fees	231
Miscellaneous fees	1,954
Total Expenses	164,925

Net Investment Loss	(112,762)

Net Realized and Unrealized
Gains/(Losses) on Investments
Net realized losses from investment transaction	(119,536)
Change in unrealized appreciation/(depreciation)
on investments	5,695,535
Net realized and unrealized
gains/(losses) on investments	5,575,999

Change in net assets resulting from operations	$5,463,237

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Investment System

	Period Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
STATEMENTS OF CHANGES IN NET ASSETS
Increase/(Decrease) in Net Assets from Operations
Net investment loss	$(112,762)	$(41,680)
Net realized losses from investment transactions	(119,536)	(6,721,731)
Net realized gain distributions from underlying funds	—	607,212
Change in unrealized appreciation/(depreciation) on investments	5,695,535	(5,534,681)
Change in net assets resulting from operations	5,463,237	(11,690,880)

Distributions to Shareholders
Net realized gains	—	(843,959)
Change in net assets resulting from distributions to shareholders	—	(843,959)

Capital Share Transactions
Proceeds from sale of shares	889,079	6,844,138
Distributions reinvested	—	837,012
Cost of shares redeemed	(1,535,693)	(12,323,710)
Change in net assets resulting from capital share transactions	(646,614)	(4,642,560)
Net increase/(decrease) in net assets	4,816,623	(17,177,399)

Net Assets
Beginning of period	13,196,510	30,373,909
End of period	$18,013,133	$13,196,510
Accumulated undistributed net investment loss at end of period	(112,762)	—

Share Information
Shares sold	82,635	448,731
Distributions reinvested	—	89,044
Shares redeemed	(144,083)	(959,669)
Net change resulting from share transactions	(61,448)	(421,894)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Investment System

	Period Ended
The table below sets forth financial data for a share	September 30, 2009		Year Ended	Year Ended		Period Ended
outstanding in the Fund throughout each period presented:	(Unaudited)		March 31, 2009	March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$8.68		$15.64	$16.27		$15.00

Income/(loss) from Investment Operations:
Net investment income/(loss)	(0.08)		(0.03)	0.65		0.26
Net realized and unrealized gains/(losses) on investments	3.75		(6.35)	0.13	(b)	1.41
Total from investment operations	3.67		(6.38)	0.78		1.67

Less Distributions Declared to Shareholders:
Net investment income	—		—	(0.65)		(0.26)
Net realized gains	—		(0.58)	(0.76)		(0.14)
Total distributions	—		(0.58)	(1.41)		(0.40)
Paid-in capital from redemption fees	—	(c)	— (c)	—	(d)	—	(d)

Net Asset Value - End of Period	$12.35		$8.68	$15.64		$16.27

Total Return(e)	42.28	%(f)	(41.06)%	4.39%		11.27	%(f)

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$18,013		$13,197	$30,374		$29,970
Ratio of expenses to average net assets(g)	2.04	%(h)	1.64%	1.37	%(i)	1.91	%(h)
Net investment income/(loss) to average net assets(j)	(1.40	)%(h)	(0.18)%	3.94%		1.96	%(h)
Portfolio turnover	0.00	%(f)	58.81%	51.90%		22.20	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies in which the Fund invests.
(h)	Annualized.
(i)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(j)	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to the Financial Statements.

Giant 5 Total Index System
Schedule of Portfolio Investments	September 30, 2009 (Unaudited)

	Shares or
	Principal
Security Description	Amount	Value

EXCHANGE TRADED FUNDS - 98.8%
Claymore/AlphaShares
China Real Estate ETF	10,000	$180,400
Energy Select Sector SPDR Fund	26,133	1,409,091
First Trust ISE Chindia Index Fund	39,000	771,420
iShares Barclays 1-3 Year
Treasury Bond Fund	100	8,401
iShares Barclays TIPS Bond Fund	15,300	1,574,064
iShares Dow Jones U.S. Basic
Materials Sector Index Fund	2,000	109,580
iShares MSCI EMU Index Fund	1,520	57,775
iShares S&P Europe 350 Index Fund	13,584	523,527
iShares S&P Global Energy
Sector Index Fund	4,185	142,709
Materials Select Sector SPDR Fund	47,000	1,452,300
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	3,000	117,510
PowerShares FTSE RAFI
U.S. 1000 Portfolio	11,855	557,541
PowerShares FTSE RAFI U.S. 1500
Small-Mid Portfolio	7,370	365,036
PowerShares Golden Dragon
Halter USX China Portfolio	10,000	230,500
PowerShares WilderHill
Clean Energy Portfolio*	4,000	43,440
SPDR Barclays Capital International
Treasury Bond ETF	434	25,359
SPDR Barclays Capital TIPS ETF	5,000	253,700
SPDR DB International Government
Inflation-Protected Bond ETF	10,000	562,100
SPDR Dow Jones International
Real Estate ETF	26,500	943,400
SPDR Dow Jones REIT ETF	8,983	409,086
SPDR S&P Oil & Gas
Equipment & Services ETF	6,000	166,500
SPDR S&P Oil & Gas
Exploration & Production ETF	4,000	154,480
Vanguard Energy ETF	9,500	759,430
Vanguard Information Technology ETF	5,000	249,500
Vanguard Materials ETF	1,524	96,911
Vanguard REIT ETF	31,800	1,320,336
WisdomTree International
Basic Materials Sector Fund	50,650	1,281,952
WisdomTree International
Energy Sector Fund	17,993	454,683
WisdomTree International
MidCap Dividend Fund	4,000	191,520
WisdomTree International
Real Estate Fund	20,000	570,200
WisdomTree International
SmallCap Dividend Fund	3,500	156,450
Total Exchange-Traded Funds
(Cost $17,667,564)		15,138,901

SHORT-TERM INVESTMENTS - 0.9%
Fidelity Institutional Treasury
Portfolio, Class I, 0.031%, 10/1/2009(a)	$133,050	$133,050
Total Short-Term Investments
(Cost $133,050)		133,050
Total Investments - 99.7%
(Cost $17,800,614)		15,271,951
Other Assets in
Excess of Liabilities - 0.3%		42,565
NET ASSETS -100.0%		$15,314,516

*	Non-income producing.
(a)	Variable rate security; the rate shown represents the rate at September 30, 2009.

Giant 5 Total Index System
Sector Breakdown
(Based on Total Investments) (Unaudited)

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2009 (Unaudited)

Assets:
Investment securities at market value
(cost $17,800,614)	$15,271,951
Interest and dividends receivable	3
Receivable for fund shares sold	69,950
Prepaid expenses	15,322
Total Assets	15,357,226

Liabilities:
Payable for fund shares redeemed	5,000
Payable to Investment Adviser	8,271
Payable for 12b-1 fees	2,099
Other payables	27,340
Total Liabilities	42,710

Net Assets	$15,314,516

Net assets consist of:
Paid-in capital	$20,316,514
Undistributed net investment income	79,092
Accumulated undistributed net realized losses	(2,552,427)
Net unrealized depreciation on investments	(2,528,663)

Net Assets	$15,314,516

Capital Shares:
Investor Shares Outstanding (no par value,
unlimited number of shares authorized)	1,241,808

Net Asset Value, Offering Price
and Redemption Price Per Share	$12.33

STATEMENT OF OPERATIONS
For the period ended September 30, 2009 (Unaudited)

Investment Income:
Dividends	$199,613
Interest income	72
Total Investment Income	199,685

Expenses:
Investment advisory fees	45,497
Fund administration fees	24,067
Transfer Agency fees	20,307
12b-1 fees	11,544
Blue Sky fees	9,568
Audit fees	8,023
Custody fees	4,613
Legal fees	4,262
Insurance	3,844
Printing fees	2,406
CCO fees	2,291
Pricing fees	1,504
Directors fees	176
Miscellaneous fees	1,554
Total Expenses	139,656

Net Investment Income	60,029

Net Realized and Unrealized
Gains/(Losses) on Investments
Net realized losses from investment transactions	(470,882)
Change in unrealized appreciation/(depreciation)
on investments	5,073,450
Net realized and unrealized
gains/(losses) on investments	4,602,568

Change in net assets resulting from operations	$4,662,597

See Notes to the Financial Statements.

Financial Statements	Giant 5 Total Index System

	Period Ended
	September 30, 2009	Year Ended
	(Unaudited)	March 31, 2009
STATEMENTS OF CHANGES IN NET ASSETS
Increase/(Decrease) in Net Assets from Operations
Net investment income	$60,029	$246,119
Net realized losses from investment transactions	(470,882)	(2,088,041)
Net realized gain distributions from underlying funds	—	7,624
Change in unrealized appreciation/(depreciation) on investments	5,073,450	(7,295,128)
Change in net assets resulting from operations	4,662,597	(9,129,426)

Distributions to Shareholders
Net investment income	—	(226,678)
Net realized gains	—	(240,837)
Change in net assets resulting from distributions to shareholders	—	(467,515)

Capital Share Transactions
Proceeds from sale of shares	558,414	4,543,994
Distributions reinvested	—	462,461
Cost of shares redeemed	(863,284)	(4,847,829)
Change in net assets resulting from capital share transactions	(304,870)	158,626
Net increase/(decrease) in net assets	4,357,727	(9,438,315)

Net Assets
Beginning of period	10,956,789	20,395,104
End of period	$15,314,516	$10,956,789
Accumulated undistributed net investment income at end of period	79,092	19,063

Share Information
Shares sold	50,751	296,262
Distributions reinvested	—	47,578
Shares redeemed	(79,479)	(401,168)
Net change resulting from share transactions	(28,728)	(57,328)

See Notes to the Financial Statements.

Financial Highlights	Giant 5 Total Index System

	Period Ended
The table below sets forth financial data for a share	September 30, 2009		Year Ended		Year Ended		Period Ended
outstanding in the Fund throughout each period presented:	(Unaudited)		March 31, 2009		March 31, 2008		March 31, 2007(a)

Per share data:
Net Asset Value - Beginning of Period	$8.62		$15.36		$16.24		$15.00

Income from Investment Operations:
Net investment income	0.05		0.20		0.18		0.15
Net realized and unrealized gains/(losses) on investments	3.66		(6.57	)(b)	0.01	(b)	1.25
Total from investment operations	3.71		(6.37)		0.19		1.40

Less Distributions Declared to Shareholders:
Net investment income	—		(0.18)		(0.18)		(0.15)
Net realized gains	—		(0.19)		(0.89)		—	(d)
Return of capital	—		—		—		(0.01)
Total distributions	—		(0.37)		(1.07)		(0.16)
Paid-in capital from redemption fees	—	(c)	—	(c)	—	(d)	—	(d)

Net Asset Value - End of Period	$12.33		$8.62		$15.36		$16.24

Total Return(e)	43.04	%(f)	(41.75)%		0.91%		9.38	%(f)

Ratios (to average net assets) Supplemental Data:
Net assets at end of period (000s)	$15,315		$10,957		$20,395		$22,388
Ratio of expenses to average net assets(g)	2.06	%(h)	1.74%		1.42	%(i)	1.90	%(h)
Net investment income to average net assets(j)	0.88	%(h)	1.44%		1.20%		1.00	%(h)
Portfolio turnover	2.58	%(f)	66.67%		110.31%		5.35	%(f)

(a)	Fund commenced operations on May 1, 2006.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions in the period.

(c)	Effective September 14, 2007, the Fund no longer imposed a redemption fee for sales of shares done within 180 days of purchase.
(d)	Less than $0.005.
(e)	Total return in the above table represents the rate of return that the investor would have earned or lost on an investment in the Fund assuming the reinvestment of dividends.
(f)	Not annualized.
(g)	This ratio excludes the impact of expenses of the registered investment companies and exchange traded funds in which the Fund invests.
(h)	Annualized.
(i)	For the period July 1, 2007 through March 31, 2008, the expense ratio of the Fund was capped at 1.35%. There were no reimbursements required to be made by the Adviser for that period.
(j)
Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange traded funds in which the Fund invests.

See Notes to the Financial Statements.

Giant 5 Funds
Notes to the Financial Statements	September 30, 2009 (Unaudited)

1.	Organization

Giant 5 Funds (the “Trust”) was organized as a trust under the laws of the State of Delaware on November 9, 2005.  The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The Trust currently offers shares of two series, each of which has different and distinct investment objectives and policies:  the Giant 5 Total Investment System and the Giant 5 Total Index System (Individually a “Fund”, collectively the “Funds”).  Each of the Funds commenced operations on May 1, 2006.

The investment objective for each Fund is to seek total return.  To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund.  To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a “fund of funds”, which means that each Fund invests in other mutual funds and exchange traded funds (“Underlying Funds”).  The Trust has established two classes of shares: Investor Shares and Institutional Shares.  While the Institutional Shares became effective during the year ended March 31, 2009, only Investor Shares have been offered and issued to date.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The value of assets in a Fund’s portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds’ Board of Trustees (the “Board”).  The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares.  The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

Additionally, each of the Underlying Funds will be registered investment companies, therefore their net asset value per share (“NAV”) will be calculated as set forth in their prospectuses.  As noted above, each Fund is a fund of funds, primarily invested in mutual funds and exchange traded funds that have their own internal fair pricing and valuation procedures.  Due to this structure, the Underlying Funds’ policies will be used in the daily calculation of their NAV, which will, in turn, be used in calculating the Funds’ NAV.  If for any reason, a mutual fund held by the Funds’ does not provide its NAV to the Fund in a timely fashion for the Funds’ NAV calculation, for valuation purposes, the last available NAV for the mutual fund will be adjusted by the percentage a predetermined benchmark rose or declined on that particular trading day.

A Fund will fair value price its securities when market quotations are not readily available.  Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker.  In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis.  In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities.  Fair valuations will be reviewed by the Board of Trustees on a quarterly basis.  Fair value pricing should result in a more accurate determination of a Fund’s net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund.  However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2009 (Unaudited)

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security.  Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets.  The Funds’ accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

In September 2006, the Financial Accounting Standards Board (“FASB”) issuedFair Value Measurements.  Fair Value Measurements establish a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  It applies to fair value measurements already required or permitted by existing standards.  Fair Value Measurements are effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Funds adopted Fair Value Measurements effective April 1, 2008.  Fair Value Measurements establish a hierarchy that prioritizes the various inputs used in determining the value of the Funds’ investments.  The three broad levels of the hierarchy are described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009.

Giant 5 Total Investment System

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment Companies
Bonds	$2,602,028	$—	$—	$2,602,028
Capital Markets	3,935,076	—	—	3,935,076
Energy	3,630,614	—	—	3,630,614
Raw Materials	3,934,333	—	—	3,934,333
Real Estate	3,879,277	—	—	3,879,277
Short-Term Investments
Bonds	67,158	—	—	67,158
Total	$18,048,486	$—	$—	$18,048,486

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2009 (Unaudited)

Giant 5 Total Index System

		Level 2 –	Level 3 –
	Level 1 –	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Exchange Traded Funds
Bonds	$2,423,624	$—	$—	$2,423,624
Capital Markets	3,220,779	—	—	3,220,779
Energy	3,130,333	—	—	3,130,333
Raw Materials	2,940,743	—	—	2,940,743
Real Estate	3,423,422	—	—	3,423,422
Short-Term Investments
Bonds	133,050	—	—	133,050
Total	$15,271,951	$—	$—	$15,271,951

*	The Giant 5 Funds did not hold any Level 2 or Level 3 securities during the period ended September 30, 2009.

Investment Transactions and Related Income:

Investment transactions are recorded on a trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Dividend income is recorded on the ex-dividend date.  Securities gains and losses are calculated based on highest cost, long-term holdings, and where not applicable, the first-in, first-out method.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expenses:

Expenses directly attributable to a Fund are charged directly to the Fund.  Expenses relating to the Trust are allocated proportionately to each Fund within the Trust according to the relative net assets of each Fund or on another reasonable basis.

Distributions to Shareholders:
Dividends from net investment income, if any, are declared and distributed semi-annually for all Funds. Dividends from net realized gains, if any, are declared and distributed annually for all Funds.

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date.  They may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  As of March 31, 2009, permanent book to tax differences of $41,728 and $378 were reclassified to accumulated undistributed net realized gains and paid-in-capital for the Giant 5 Total Investment System and the Giant 5 Total Index System, respectively.

Federal Income Taxes:

Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.  Therefore, no federal or excise tax provision is recorded.

As of and during the period ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2009 (Unaudited)

of Operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are subject to examination by U.S. federal tax authorities for all tax years since the commencement of operations.

Use of Estimates:

The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Recent Accounting Pronouncements:

In March 2008, the FASB issuedDisclosures about Derivative Instruments and Hedging Activities.  The provisions are effective for fiscal years beginning after November 15, 2008. Disclosures about Derivative Instruments and Hedging Activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has evaluated the implications of Disclosures about Derivative Instruments and Hedging Activities and has determined that this pronouncement has no impact on the Funds’ financial statements.

3.	Related Party Transactions

Investment Adviser:

The Willis Group, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees computed daily and paid monthly at an annual rate of 0.67% of average net assets of each Fund.  The Adviser makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by the Trustees of the Trust.  The amounts charged to the Funds for investment advisory services are reported within the Statement of Operations.

Certain trustees and officers of the Trust are also officers of the Adviser.

Administrator:

UMB Fund Services, Inc. (“UMBFS”), is the Administrator, Fund Accountant and Transfer Agent for the Trust.  UMB Bank, N.A. (“UMB Bank”) is the Custodian for the Trust.  Effective July 1, 2007, UMBFS and UMB Bank are paid a fee by the Funds at an annual rate equal to 0.09% on the first $500 million in combined assets, 0.07% on the next $500 million in combined assets, 0.05% on the next $500 million in combined assets, and 0.03% on the combined assets over $1.5 billion.  UMBFS and UMB Bank fees are subject to an annual minimum of $135,000 in year one, $175,000 in year two, $200,000 in year three and $225,000 in year four.  The amounts charged to the Funds by UMBFS and UMB Bank for its services are reported within the Statement of Operations.

Distributor:
UMB Distribution Services, LLC is the Distributor of the Funds. Fees for such distribution services are paid to the Distributor by the Adviser.

Distribution Plan:

Each Fund has adopted a Distribution Plan, pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) with respect to its Investor Shares.  Pursuant to the Distribution Plan, the Giant 5 Total Investment System and the Giant 5 Total Index System each will pay 0.17% of its average daily net assets attributable to its Investor Shares.  The Distribution Plan provides that the Funds pay the Distributor and other organizations for distributing shares, advertising and marketing and for providing certain services to shareholders of the Investor Shares.  The 12b-1 expenses incurred by the Funds are reported within the Statement of Operations.

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2009 (Unaudited)

4.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities for the period ended September 30, 2009, totaled:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Purchases	$—	$344,973
Sales	499,999	722,118

There were no purchases or sales of U.S. government securities for the period.

5.	Contingencies and Commitments

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications.  The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown.  However, based on experience, the Funds consider risk of loss from such potential claims to be remote.

6.	Federal Tax Information

At September 30, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Tax Cost	$17,904,832	$17,814,180
Tax Unrealized Appreciation	2,013,739	1,165,799
Tax Unrealized (Depreciation)	(1,880,085)	(3,708,028)
Net Unrealized Appreciation/(Depreciation)	133,654	(2,542,229)

The tax character of distributions paid during the fiscal periods ended March 31, 2009 and March 31, 2008 were as follows:

	Giant 5 Total		Giant 5 Total
	Investment System		Index System
	2009	2008	2009	2008
Distributions Paid from Ordinary Income	$—	$1,294,776	$296,843	$361,622
Distributions Paid from Net Long Term Capital Gains	843,959	1,513,557	170,672	1,397,188
Total Taxable Distributions	843,959	2,808,333	467,515	1,758,810
Return of Capital Distributions	—	—	—	—
Total Distributions Paid	843,959	2,808,333	467,515	1,758,810

Continued

Giant 5 Funds
Notes to the Financial Statements	September 30, 2009 (Unaudited)

As of March 31, 2009, the components of accumulated earnings on a tax basis were as follows:

	Giant 5 Total	Giant 5 Total
	Investment System	Index System
Undistributed Ordinary Income	$—	$19,063
Undistributed Long Term Capital Gains	—	—
Accumulated Earnings	—	19,063
Distributions Payable	—	—
Accumulated Capital and Other Losses	(6,114,519)	(2,068,162)
Unrealized (Depreciation)	(5,561,881)	(7,615,496)
Total Accumulated Earnings/(Deficit)	(11,676,400)	(9,664,595)

The difference between books basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and other temporary differences.

At March 31, 2009, the Giant 5 Total Investment System and the Giant 5 Total Index System had $796,004 and $29,840 of capital loss carry forwards, respectively, which expire on March 31, 2017.

As of March 31, 2009, the Giant 5 Total Investment System and the Giant 5 Total Index System had $5,318,515 and $2,038,322, respectively, of post-October losses, which have been elected to be deferred until April 1, 2009 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

7.	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act.  As of September 30, 2009, the A. Swanson Santa Fe Trust had ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 30.3% and 33.3%, respectively.  As of September 30, 2009 the S.J. Simmons Patigian Trust and the S.J. Simmons Descendants’ Trust had combined ownership in the Giant 5 Total Investment System and the Giant 5 Total Index System in the amounts of 29.7% and 32.8%, respectively.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through November 29, 2009, the date which the financial statements were issued.

Giant 5 Funds
Supplemental Information	September 30, 2009 (Unaudited)

Expense Example

As a shareholder of the Giant 5 Funds, you incur two types of costs:  (1) transaction costs, including exchange fees; and (2) ongoing costs, including investment Advisory fees, distribution (12b-1) fees, and other Fund expenses.  The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Each is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 through September 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/09	value 9/30/09	4/1/09-9/30/09(1)	4/1/09-9/30/09(1)
Giant 5 Total Investment System	$1,000.00	$1,422.80	$12.42	2.04%
Giant 5 Total Index System	$1,000.00	$1,430.40	$12.53	2.06%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Giant 5 Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if applicable.  Therefore, the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Expenses paid	Expense Ratio
	Beginning account	Ending account	during period	during period
	value 4/1/09	value 9/30/09	4/1/09-9/30/09(1)	4/1/09-9/30/09(1)
Giant 5 Total Investment System	$1,000.00	$1,014.75	$10.32	2.04%
Giant 5 Total Index System	$1,000.00	$1,014.69	$10.39	2.06%

(1)
Expenses are equal to the average account value times the annualized expense ratio of the Giant 5 Total Investment System and the Giant 5 Total Index System of 2.04% and 2.06%, respectively, multiplied by the number of days in the period (183), divided by the number of days in the fiscal year (365).

Invest in the Essentials. Invest for Life.™

Capital Markets	Real Estate	Bonds	Energy	Raw Materials

Funds distributed by UMB Distribution Services, LLC

GIANT5.COM
© 2009 Giant 5 Funds, Colorado

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under item 1 of this Form N-CSR
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report of Form N-CSR and before the filing of the current report.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)(1)	Not applicable.

(2)	Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(3)	Not applicable.

(b)	Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer and Principal Financial Officer)

Date   December 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

/s/Michael G. Willis
Michael G. Willis
President
(Principal Executive Officer)

Date   December 9, 2009

/s/Michael G. Willis
Michael G. Willis
(Principal Financial Officer)

Date   December 9, 2009